Trade and Other Receivables - Summary of Ageing of Group's Trade Receivables (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [line items]
Net trade receivables	£ 746	£ 894
Cost [member] | Within due date and one month past due date [member]
Trade and other receivables [line items]
Trade receivables	564	663
Cost [member] | One to three months past due date [member]
Trade and other receivables [line items]
Trade receivables	83	118
Cost [member] | Three to six months past due date [member]
Trade and other receivables [line items]
Trade receivables	25	25
Cost [member] | Six to nine months past due date [member]
Trade and other receivables [line items]
Trade receivables	12	14
Cost [member] | Nine to 12 months past due date [member]
Trade and other receivables [line items]
Trade receivables	8	14
Cost [member] | More than 12 months past due date [member]
Trade and other receivables [line items]
Trade receivables	£ 54	£ 60